As filed with the Securities and Exchange Commission on September 18, 2007

                                            1933 Act Registration No. 333-135371
                                             1940 Act Registration No. 811-21913

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
Pre-Effective Amendment No.                                            [ ]
Post-Effective Amendment No. 12                                        [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
Amendment No. 14                                                       [X]


                             BHR Institutional Funds
               (Exact name of registrant as specified in Charter)

                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, PA 19312
              (Address of Principal Executive Offices and Zip Code)

                                  610-854-0904
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:   with a copy to:

Brian Ferko                              Michael P. Malloy, Esquire
BHR Fund Advisors, LP                    Drinker Biddle & Reath LLP
1160 West Swedesford Road                One Logan Square
Suite 140                                18th and Cherry Streets
Berwyn, PA 19312                         Philadelphia, Pennsylvania, 19103-6996


It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on September 25, 2007 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

     Post-Effective Amendment No. 10 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 6, 2007 and pursuant to Rule 485(a)(2) would be effective on September 19, 2007.

     This Post-Effective amendment No. 12 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 25, 2007 as the new date upon which the Amendment shall become effective.

     This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

                                     PART C
Item 23. EXHIBITS.



         (a)(1) Certificate of Trust of BHR Institutional Funds (the "Trust") is incorporated by reference to Exhibit (a)(1) of the Registrant's Registration Statement as filed on June 27, 2006 (Accession No. 0001135428-06-000238) ("Registration
                  Statement")

         (a)(2) Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(2) of the Registrant's Registration Statement

         (b) By-laws are incorporated by reference to Exhibit (b) of the Registrant's Registration Statement

         (c) Articles II, VI, VII and VIII of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(2) hereof

         (d)(1) Form of Investment Management Agreement between the Trust and BHR Fund Advisors, LP ("BHR") is incorporated by reference to Exhibit (d)(1) of the Registrant's Pre-Effective Amendment No. 2 as filed on October 30, 2006 (Accession No.
                  0001135428-06-000485) ("Pre-Effective Amendment No.
                  2")

         (d)(2) Amended Schedule A to Investment Management Agreement between the Trust and BHR to be filed by amendment

         (d)(3) Amended Schedule B to Investment Management Agreement between the Trust and BHR to be filed by amendment

         (d)(4) Form of Expense Limitation Agreement is incorporated by reference to Exhibit (d)(2) of the Registrant's Pre-Effective Amendment No. 2

         (d)(5) Amended Schedule to Expense Limitation Agreement to be filed by amendment

         (d)(6) Form of Subadvisory Agreement between BHR and Ark Asset Management Co., Inc. ("Ark") with respect to the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund is incorporated by reference to Exhibit (d)(3) of the Registrant's Pre-Effective Amendment No. 2

         (d)(7) Form of Subadvisory Agreement between BHR and ClariVest Asset Management LLC ("ClariVest") with respect to the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund is incorporated by reference to Exhibit (d)(5) of the Registrant's Post-Effective Amendment No. 1 as filed on December 13, 2006 (Accession No. 0001135428-06-000552)
                  ("Post-Effective Amendment No. 1")

         (d)(8) Form of Subadvisory Agreement between BHR and Smith Asset Management Group, L.P. ("Smith") is incorporated by reference to Exhibit (d)(5) of the Registrant's Post-Effective Amendment No. 6 as filed on May 30, 2007 (Accession No. 0001135428-07-000185) ("Post-Effective Amendment No. 6")

         (d)(9) Form of Subadvisory Agreement between BHR and Mount Lucas Management Corp. ("Mount Lucas") to be filed by amendment

         (d)(10) Form of Subadvisory Agreement between BHR and LSV Asset Management ("LSV") to be filed by amendment

         (e) Form of Underwriting Agreement is incorporated by reference to Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2

         (f)      None

         (g) Form of Custodian Agreement is incorporated by reference to Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2

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         (h)(1)   Form of Transfer Agency Agreement is incorporated by reference to Exhibit (h)(1) of the Registrant's Pre-Effective Amendment No. 2

         (h)(2) Form of Administration Agreement is incorporated by reference to Exhibit (h)(2) of the Registrant's Pre-Effective Amendment No. 2

         (h)(3) Shareholder servicing plan and form of agreement is incorporated by reference to Exhibit (h)(3) of the Registrant's Post-Effective Amendment No. 6

         (i)(1) Opinion and consent of Drinker Biddle & Reath LLP regarding the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund dated October 24, 2006 is incorporated by reference to Exhibit (i) of the Registrant's Pre-Effective Amendment No. 2

         (i)(2) Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund dated February 23, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 2 as filed on February 26, 2007 (Accession No. 0001135428-07-000054)

         (i)(3) Opinion and consent of Drinker Biddle & Reath LLP regarding the Smith Group Large Cap Core Growth Fund dated May 30, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 6

         (i)(4) Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund dated June 29, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 8 as filed on June 29, 2007 (Accession No. 0001135428-07-000234)

         (i)(5) Opinion and consent of Drinker Biddle & Reath LLP regarding the Mount Lucas U.S. Focused Equity Fund to be filed by amendment

         (i)(6) Opinion and consent of Drinker Biddle & Reath LLP regarding the Disciplined Global Equity Fund to be filed by amendment

         (j)(1)   Consent of Drinker Biddle & Reath LLP to be filed by amendment

         (j)(2)   Consent of auditors to be filed by amendment

         (k)      None

         (m)      None

         (n) 18f-3 Plan is incorporated by reference to Exhibit (n) of the Registrant's Post-Effective Amendment No. 6

         (p)(1) Code of Ethics for the Trust is incorporated by reference to Exhibit (p)(1) of the Registrant's Pre-Effective Amendment No. 2

         (p)(2)   Code of Ethics for BHR is incorporated by reference to Exhibit
                  (p)(2) of the Registrant's Pre-Effective Amendment No. 2

         (p)(3)   Code of Ethics for Ark is incorporated by reference to Exhibit
                  (p)(3) of the Registrant's Pre-Effective Amendment No. 2

         (p)(4) Code of Ethics for ClariVest is incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 1

         (p)(5) Code of Ethics for Smith is incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 6

         (p)(6)   Code of Ethics for Mount Lucas to be filed by amendment

         (p)(7)   Code of Ethics for LSV to be filed by amendment

         (q) Power of attorney for Amy Duling, Gary Shugrue and James Patton is incorporated by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 2

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

         Not applicable.

Item 25. INDEMNIFICATION.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.

Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers.

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a)      BHR

                  The only employment of a substantial nature of each of BHR's directors and officers is with BHR.

         (b)      Ark

                  The only employment of a substantial nature of each of Ark's directors and officers is with Ark.

         (c)      ClariVest

                  The only employment of a substantial nature of each of ClariVest's directors and officers is with ClariVest.

         (d)      Smith

                  The only employment of a substantial nature of each of Smith's directors and officers is with Smith.

         (e)      Mount Lucas

                  The only employment of a substantial nature of each of Mount Lucas's directors and officers is with Mount Lucas.

         (f)      LSV

                  The only employment of a substantial nature of each of LSV's directors and officers is with LSV.

Item 27.  PRINCIPAL UNDERWRITER.

     (a) (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 11, 2007, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Aston Funds
                           Atlantic Whitehall Funds Trust
                           BHR Institutional Funds
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           FundVantage Trust
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Highland Funds I
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           New Alternatives Fund
                           Old Westbury Funds
                           PAX World Funds Series Trust I
                           The RBB Fund, Inc.
                           Stratton Multi-Cap Fund
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Sterling Capital Small Cap Value Fund
                           The Torray Fund
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

              Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BB&T Funds

              Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares

                           BlackRock Liquidity  Funds
                           International Dollar Reserve Fund I, Ltd.
                           Multi Strategy Hedge Advantage Fund,
                           Multi Strategy Hedge Opportunities Fund, LLC, BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc.


              Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

              Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

     (b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

         The following is a list of the directors and executive officers of the
Distributor:

              Name                          Position(s) with Distributor

              Brian Burns                   Chairman; Director;
                                            President; Chief Executive Officer

              Michael Denofrio              Director
              Nicholas Marsini              Director

              Rita G. Adler                 Chief Compliance Officer
              John Munera                   Anti-Money Laundering Officer
              Jodi Jamison                  Chief Legal Officer
              Bradley A. Stearns            Secretary; Clerk
              Julie Bartos                  Assistant Secretary; Assistant Clerk

              Charlene Wilson               Treasurer; Chief Financial Officer;
                                            Financial & Operations Principal
              Maria Schaffer                Assistant Treasurer; Controller

              Bruno Di Stefano              Vice President
              Susan K. Moscaritolo          Vice President

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

         (1) PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

         (2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

         (3) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and Registrant's Agreement and Declaration of Trust, By-laws and minute books).

         (4) PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as transfer agent and dividend disbursing agent).

         (5) BHR Fund Advisors, L.P., 1160 Swedesford Road, Suite 140, Berwyn, Pennsylvania 19312 (records relating to its functions as investment adviser).

         (6) Ark, 125 Broad Street, New York, New York 10004 (records relating to its functions as sub-adviser for the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund).

         (7) ClariVest, 11452 El Camino Real, Suite 250, San Diego, California 92130 (records relating to its functions as sub-adviser for the ClariVest International Equity Fund and ClariVest SMid Cap Growth
         Fund).

         (8) Smith, 100 Crescent Court, Suite 1150, Dallas, Texas 75201 (records relating to its functions as sub-adviser for the Smith Group Large Cap Core Growth Fund).

         (9) Mount Lucas, 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 (records relating to its functions as sub-adviser for the Mount Lucas U.S. Focused Equity Fund).

         (10) LSV, One North Wacker Drive, Suite 4000, Chicago, Illinois 60606 (records relating to its functions as sub-adviser for the Disciplined Global Equity Fund).

Item 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Part A or Part B.

Item 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 12 ("PEA No. 12") to the Registrant's Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has caused this PEA No. 12 to be signed on its behalf by the undersigned, duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 18th day of September, 2007.

                                                     BHR INSTITUTIONAL FUNDS

                                                     By: /s/ Peter Moran
                                                     ---------------------------
                                                     Name: Peter Moran
                                                     Title:  President

         Pursuant to the requirements of the Securities Act, this PEA No. 12 has been signed below by the following persons in the capacities indicated below on the date indicated.

SIGNATURE                                   TITLE                                       DATE
---------                                   -----                                       ----


*  Amy Duling                               Trustee                                     September 18, 2007
------------------------------------
Name:  Amy Duling

*  Gary Shugrue                             Trustee                                     September 18, 2007
------------------------------------
Name:  Gary Shugrue

*  James Patton                             Trustee                                     September 18, 2007
------------------------------------
Name:  James Patton

 /s/ Peter Moran                            President                                   September 18, 2007
------------------------------------
Name:  Peter Moran

 /s/ John Leven                             Treasurer                                   September 18, 2007
------------------------------------
Name:  John Leven

*By:     /s/ Michael P. Malloy
         Michael P. Malloy
         Attorney-In-Fact (pursuant to Power of Attorney)


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